Voyage and Vessel operating expenses - Voyage expenses (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Voyage And Vessel Operating Expenses
Port charges	$ 55,738	$ 63,576	$ 37,215
Bunkers	130,800	146,089	72,287
Commissions – third parties	6,134	6,828	6,179
Commissions – related parties (Note 3)	3,780	3,850	3,400
Miscellaneous	3,606	2,619	2,515
Total voyage expenses	$ 200,058	$ 222,962	$ 121,596